DIRECT OPERATING COSTS	6 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
DIRECT OPERATING COSTS
 DIRECT OPERATING COSTS
The partnership has no key employees or directors and does not remunerate key management personnel. Key decision makers of the partnership are all employees of the ultimate parent company or its subsidiaries, which provides management services under the master services agreement with Brookfield.
Direct operating costs include all attributable expenses except interest, depreciation and amortization, impairment expense, other expenses, and taxes and primarily relate to cost of sales and compensation. The following table lists direct operating costs for the three and six months ended June 30, 2018, and June 30, 2017 by nature:

	Three Months Ended		Six Months Ended
(US$ MILLIONS)	June 30, 2018	June 30, 2017	June 30, 2018	June 30, 2017
Cost of sales	$7,739	$4,278	$14,915	$5,786
Compensation	449	369	903	729
Property taxes, sales taxes and other	12	26	31	32
Total	$8,200	$4,673	$15,849	$6,547

Inventories recognized as expenses during the three and six month period ended June 30, 2018 amounted to $5,160 million and $9,801 million, respectively (June 30, 2017: $2,479 million and $2,657 million).